ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Pershing Gold Corporation  (the “Company”), formerly Sagebrush Gold Ltd., formerly The Empire Sports & Entertainment Holdings Co., formerly Excel Global, Inc. , was incorporated under the laws of the State of Nevada on August 2, 2007. In September 2010, the Company changed its name to The Empire Sports & Entertainment Holdings Co, which was subsequently changed to Sagebrush Gold Ltd. on May 16, 2011. On February 27, 2012, the Company changed its name to Pershing Gold Corporation.  The Company is a gold and precious metals exploration company pursuing exploration and development opportunities primarily in Nevada.  The Company is currently focused on exploration of its Relief Canyon properties in Pershing County in northwestern Nevada.  None of the Company’s properties contain proven and probable reserves, and all of its activities on all of the Company’s properties are exploratory in nature.

On September 29, 2010, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with The Empire Sports & Entertainment, Co. (“Empire”), a privately held Nevada corporation incorporated on February 10, 2010, and the shareholders of Empire (the “Empire Shareholders”). Upon closing of the transaction contemplated under the Exchange Agreement (the “Exchange”), the Empire Shareholders transferred all of the issued and outstanding capital stock of Empire to the Company in exchange for shares of common stock of the Company.  Such Exchange caused Empire to become a wholly-owned subsidiary of the Company.

Prior to the Exchange, the Company was a shell company with no business operations.

The Exchange was accounted for as a reverse-merger and recapitalization. Empire was the acquirer for financial reporting purposes and the Company was the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Exchange were those of Empire and was recorded at the historical cost basis of Empire, and the consolidated financial statements after completion of the Exchange included the assets and liabilities of the Company and Empire, historical operations of Empire and operations of the Company from the closing date of the Exchange.

Empire was incorporated in Nevada on February 10, 2010 to succeed to the business of its predecessor company, Golden Empire, LLC (“Golden Empire”), which was formed and commenced operations on November 30, 2009. Empire was principally engaged in the production and promotion of music and sporting events.  As a result of the Exchange, Empire became a wholly-owned subsidiary of the Company and the Company succeeded to the business of Empire as its sole line of business.

A newly-formed wholly-owned subsidiary, EXCX Funding Corp., a Nevada corporation was formed in January 2011 for the purpose of entering into a Credit Facility Agreement in February 2011 (see Note 9).

On September 1, 2011, the Company exited the sports and entertainment business and disposed of its Empire subsidiary pursuant to a Stock Purchase Agreement by and between the Company, Empire and Concert International Inc. (“CII”) (see Note 3).  Pursuant to the Stock Purchase Agreement, the Company agreed to sell to CII its Empire subsidiary, including the 66.67% equity ownership interest in Capital Hoedown Inc.  (“Capital Hoedown”), for $500,000 payable on March 31, 2012 pursuant to a Senior Promissory Note issued by CII to the Company which bears interest at 8% per annum ( see Note 3).  As a result, on September 1, 2011, Empire and Capital Hoedown are no longer considered subsidiaries of the Company.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS (continued)

On May 24, 2011, the Company entered into four limited liability company membership interests purchase agreements with the owners of Arttor Gold LLC (“Arttor Gold”).  Each of the owners of Arttor Gold,  sold their interests in Arttor Gold in privately negotiated sales resulting in the Company acquiring 100% of Arttor Gold.  Pursuant to the Agreements, the Company issued 8,000,000 shares of Series B Convertible Preferred Stock and 13,000,000 shares of Common Stock in exchange for 100% membership interests in Arttor Gold.   As a result of this transaction, on May 24, 2011, Arttor Gold became a wholly-owned subsidiary of the Company. Arttor Gold (an exploration stage company), a Nevada limited liability company, was formed and organized on April 28, 2011. Arttor Gold operates as a U.S. based junior gold exploration and mining company.

A newly-formed wholly-owned subsidiary, Noble Effort Gold, LLC, a Nevada limited liability company (“Noble Effort”), was formed in June 2011. A newly-formed wholly-owned subsidiary, Continental Resources Acquisition Sub, Inc., a Florida corporation, was formed in July 2011. A newly-formed wholly-owned subsidiary, Gold Acquisition Corp., a Nevada corporation, was formed in August 2011.

On July 22, 2011, the Company, Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”), and Continental Resources Group, Inc. (“Continental”), entered into an asset purchase agreement and, through the Acquisition Sub, closed on the purchase of substantially all of the assets of Continental  in consideration for (i) shares of the Company’s common stock which was equal to eight shares for every 10 shares of Continental’s common stock outstanding; (ii) the assumption of the outstanding warrants to purchase shares of Continental’s common stock and (iii)  the assumption of Continental’s 2010 Equity Incentive Plan and all options granted and issued thereunder (see Note 4). After giving effect to the foregoing, the Company issued 76,095,214 shares of its Common Stock, 41,566,999 warrants, and 2,248,000 stock options following the transaction.

Consequently, the issuance of 76,095,214 shares of the Company’s common stock to Continental accounted for approximately 67% of the total issued and outstanding stocks of the Company as of July 22, 2011 and the Company became a majority owned subsidiary of Continental. As of June 30, 2012, Continental holds 29.65% of interest in the outstanding common stock of the Company.  Effective February 2012, the Company is considered to be an equity method investee as a result of the decrease in Continental’s ownership interest of less than 50% which is accounted for under equity method of accounting.

On August 30, 2011, the Company, through its newly-formed wholly owned subsidiary, Gold Acquisition Corp. (“Gold Acquisition”) acquired the Relief Canyon Mine (“Relief Canyon”) located in Pershing County, near Lovelock, Nevada, for an aggregate purchase price consisting of: (i) $12,000,000 cash and (ii) $8,000,000 of senior secured convertible promissory notes issued to Platinum Long Term Growth LLC and Lakewood Group LLC. Gold Acquisition, a Nevada corporation was formed in August 2011.

A newly-formed wholly-owned subsidiary, Red Battle Corp. (“Red Battle”), a Delaware corporation, was formed on April 30, 2012 and on May 23, 2012, purchased all of the outstanding membership interests of Arttor Gold and Noble Effort which held the Company’s North Battle Mountain and Red Rock Mineral Prospects. The Company and Red Battle, entered into an Agreement and Plan of Merger on May 24, 2012 with Valor Gold Corp. and Valor Gold Acquisition Corp., a wholly-owned subsidiary of Valor Gold Corp. (see Note 4). As a result of this transaction, Red Battle, together with Arttor Gold and Noble Effort was acquired by Valor Gold in connection with this transaction.

Pershing Royalty Company, a Delaware corporation and a wholly owned subsidiary, formed on May 17, 2012 acquired a 1% royalty on the North Battle Mountain and Red Rock Mineral Prospects pursuant to a Net Smelter Return Production Royalty Agreement (“NSR Agreement”) with Arthur Leger (see Note 4).

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS (continued)

On June 11, 2012, the Company and American Strategic Minerals Corporation (“Amicor”) effected the exercise of an Option Agreement, through the assignment of Acquisition Sub, (see Note 4). As a result of the assignment of Acquisition Sub, the Company divested all of its uranium assets to Amicor.